Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share of Class A Common Stock:

(In thousands except shares and per share amounts)	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
		(As Restated)		(As Restated)
Numerator – basic and diluted:
Net loss	$(224,217)	$(105,556)	$(609,192)	$(225,428)
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination	—	—	—	—
Less: Net loss attributable to the noncontrolling interest post Business Combination	204,462	$103,484	576,301	$221,476
Net loss attributable to common shareholders	$(19,755)	$(2,072)	$(32,891)	$(3,952)
Denominator – basic and diluted:
Weighted-average shares of Class A common stock outstanding – basic	12,703,472	2,761,476	7,097,032	2,125,539
Effect of dilutive securities:
Weighted-average shares of Class A common stock outstanding – dilutive	12,703,472	2,761,476	7,097,032	2,125,539
Earnings per share of Class A common stock – basic	$(1.56)	$(0.75)	$(4.63)	$(1.86)
Earnings per share of Class A common stock – diluted	$(1.56)	$(0.75)	$(4.63)	$(1.86)

The following table sets forth the computation of basic and diluted earnings per share of Class A common stock:

(In thousands except shares and per share amounts)	Year ended December 31, 2022
Numerator - basic and diluted:
Net loss	$(401,905)
Less: Net loss attributable to MSP Recovery, LLC pre Business Combination	28,640
Less: Net loss attributable to the noncontrolling interest post Business Combination	365,848
Net loss attributable to common shareholders	$(7,417)
Denominator - basic and diluted:
Weighted-average shares of Class A common stock outstanding - basic	2,473,005
Effect of dilutive securities:
Weighted-average shares of Class A common stock outstanding - dilutive	2,473,005
Earnings per share of Class A common stock - basic	$(3.00)
Earnings per share of Class A common stock - diluted	$(3.00)